UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Avalon
Address:  4 Connell Drive, 5th Fl.
          Berkeley Heights, N.J. 07922

13 File Number: 28-01080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      JOHN W. HOLMAN, JR.
Title:
Phone:
Signature, Place and Date of Signing:

    JOHN W. HOLMAN, JR.  April 18, 2008


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    43067

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ADOBE SYS INC  COM STK         COMMON STOCK     00724F101     5908   166000 SH       OTHER    01               0   166000        0
D ADOBE SYS INC  COM STK         OPTIONS - PUTS   00724F1MJ     1780    50000 SH  PUT  OTHER    01               0    50000        0
D AMAZON COM INC  COM STK        COMMON STOCK     023135106      570     8000 SH       OTHER    01               0     8000        0
D AMGEN INC  COM STK             COMMON STOCK     031162100      861    20605 SH       OTHER    01               0    20605        0
D BROADCOM CORP CL A COM STK     OPTIONS - CALLS  99AF72DK9     1060    55000 SH  CALL OTHER    01               0    55000        0
D CIRRUS LOGIC INC  COM STK      COMMON STOCK     172755100      269    40000 SH       OTHER    01               0    40000        0
D COMCAST CORP CL A COM STK      COMMON STOCK     20030N101      406    21000 SH       OTHER    01               0    21000        0
D CRAY INC  COM STK              COMMON STOCK     225223304     1389   233000 SH       OTHER    01               0   233000        0
D ILLUMINA INC  COM STK          COMMON STOCK     452327109     2581    34000 SH       OTHER    01               0    34000        0
D LIBERTY GLOBAL INC SR-C COM ST COMMON STOCK     530555309     1786    55000 SH       OTHER    01               0    55000        0
D MICROSOFT CORP  COM STK        COMMON STOCK     594918104      254     8942 SH       OTHER    01               0     8942        0
D NORTEL NETWORKS CORP           COMMON STOCK     656568508      186    27733 SH       OTHER    01               0    27733        0
D PENSKE AUTOMOTIVE GR OUP INC C COMMON STOCK     70959W103      662    34000 SH       OTHER    01               0    34000        0
D SALESFORCE COM INC  COM STK    COMMON STOCK     79466L302     3183    55000 SH       OTHER    01               0    55000        0
D SALESFORCE COM INC  COM STK    OPTIONS - PUTS   99O9WG8F6     4630    80000 SH  PUT  OTHER    01               0    80000        0
D SCHLUMBERGER LTD USD .01 COM   COMMON STOCK     806857108     1827    21000 SH       OTHER    01               0    21000        0
D SCHLUMBERGER LTD USD .01 COM   OPTIONS - PUTS   99ADWHD49     1740    20000 SH  PUT  OTHER    01               0    20000        0
D SHAW GROUP INC  COM STK        COMMON STOCK     820280105      613    13000 SH       OTHER    01               0    13000        0
D STREETTRACKS GOLD TR UST       US ETF'S - US TR 863307104     5877    65000 SH       OTHER    01               0    65000        0
D TELEDYNE TECHNOLOGIE S INC COM COMMON STOCK     879360105     1598    34000 SH       OTHER    01               0    34000        0
D TELEFONOS DE MEXICO SA TELMEX  ADRS STOCKS      879403780     2324    61800 SH       OTHER    01               0    61800        0
D TEVA PHARM                     ADRS STOCKS      881624209     1570    34000 SH       OTHER    01               0    34000        0
D ULTRASHORT QQQ PROSHARES       US ETF'S - US TR 74347R875     1491    30000 SH       OTHER    01               0    30000        0
D XL CAPITAL LTD CL-A COM STK    COMMON STOCK     G98255105      502    17000 SH       OTHER    01               0    17000        0
S REPORT SUMMARY                 24 DATA RECORDS               43067        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED